Changes in Unrecognized Tax Position (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of period	$ 448	$ 264	$ 182
Gross increases related to current period tax positions	0	184	82
Balance, end of period	$ 448	$ 448	$ 264